Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Total	Accumulated Other Comprehensive Income (Loss)	Common Shares [Member]	Retained Earnings Accumulated (Deficit)	Equity Reserves	Treasury Shares
Balance shares at Dec. 31, 2024			140,565,642
Balance, amount at Dec. 31, 2024	$ 125,399	$ (6,035)	$ 163,325	$ (43,323)	$ 11,529	$ (97)
Statement [Line Items]
At the market issuances, shares			9,953,995
At the market issuances, amount	37,538	0	$ 37,538	0	0	0
Exercise of options, shares			2,562,615
Exercise of options, amount	1,660	0	$ 3,165	0	(1,505)	0
Vesting of RSUs, shares			1,308,296
Vesting of RSUs, amount	0	0	$ 1,008	0	(1,008)	0
Carrying value of RSU forfeited for withholding taxes	(342)	0	0	0	(342)	0
Issuance costs	(1,602)	0	(1,602)	0	0	0
Share-based payments	2,847	0	0	0	2,847	0
Expiration of options	0	0	0	65	(65)	0
Net income for the period	16,183	0	0	16,183	0	0
Currency translation differences	439	439	0	0	0	0
Balance, amount at Sep. 30, 2025	$ 182,122	(5,596)	$ 203,434	(27,075)	11,456	(97)
Balance shares at Sep. 30, 2025			154,390,548
Balance shares at Dec. 31, 2025	16,504,560		162,308,988
Balance, amount at Dec. 31, 2025	$ 234,030	(4,264)	$ 243,317	(16,615)	11,689	(97)
Statement [Line Items]
At the market issuances, shares			3,099,435
At the market issuances, amount	25,656	0	$ 25,656	0	0	0
Exercise of options, shares			3,302,904
Exercise of options, amount	3,086	0	$ 4,815	0	(1,729)	0
Vesting of RSUs, shares			1,691,983
Vesting of RSUs, amount	0	0	$ 1,347	0	(1,347)	0
Issuance costs	(918)	0	(918)	0	0	0
Share-based payments	3,177	0	0	0	3,177	0
Net income for the period	32,915	0	0	32,915	0	0
Currency translation differences	(5,124)	(5,124)	$ 0	0	0	0
Shares repurchased and cancelled, shares			(784,771)
Shares repurchased and cancelled, amount	(4,629)	0	$ (4,629)	0	0	0
Balance, amount at Sep. 30, 2026	$ 288,193	$ (9,388)	$ 269,588	$ 16,300	$ 11,790	$ (97)
Balance shares at Sep. 30, 2026	3,099,435		169,618,539